Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Ordinary shares	Common Stock to be issued	Additional paid-in capital	Accumulated Deficit	Accumulated Other Comprehensive income (loss)	Total
Balance at Dec. 31, 2021	$ 10,000	$ 222,400		$ (504,482)	$ (3,731)	$ (275,813)
Balance (in Shares) at Dec. 31, 2021	100,000,000
Issuance of ordinary shares for share subscription previously received	$ 1,112	(222,400)	221,288
Issuance of ordinary shares for share subscription previously received (in Shares)	11,120,000
Net income(loss)				(720,093)		(720,093)
Foreign currency translation					44,572	44,572
Balance at Dec. 31, 2022	$ 11,112		221,288	(1,224,575)	40,841	(951,334)
Balance (in Shares) at Dec. 31, 2022	111,120,000
Net income(loss)				751,609		751,609
Foreign currency translation					47,929	47,929
Balance at Dec. 31, 2023	$ 11,112		221,288	(472,966)	88,770	$ (151,796)
Balance (in Shares) at Dec. 31, 2023	111,120,000					111,120,000
Net income(loss)				(226,258)		$ (226,258)
Foreign currency translation					2,511	2,511
Balance at Dec. 31, 2024	$ 11,112		$ 221,288	$ (699,224)	$ 91,281	$ (375,543)
Balance (in Shares) at Dec. 31, 2024	111,120,000					111,120,000